Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Note 7 – Income Taxes:

No provision for income taxes has been made for the three months ended September 30, 2013 and 2012 given the Company’s losses in 2013 and 2012 and available net operating loss carryforwards.  A benefit has not been recorded as the realization of the net operating losses is not assured and the timing in which the Company can utilize its net operating loss carryforwards in any year or in total may be limited by provisions of the Internal Revenue Code regarding changes in ownership of corporations.

11.   Income Taxes:

Since the Company has recurring losses and a valuation allowance against deferred tax assets, there is no tax expense (benefit) for all periods presented.

The Company files a consolidated federal income tax return.  The subsidiary files separate state and local income tax returns.

The Company accounts for income taxes under FASB ASC 740 ("ASC 740"). Deferred income tax assets and liabilities are determined based upon differences between financial reporting and tax bases of assets and liabilities, which are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

As of June 30, 2013, the Company had federal net operating loss (“NOL”) carry forwards of $49,277,000 and state NOL carry forwards of approximately $41,910,000, which are available to reduce future taxable income. The federal NOL carry forwards will begin to expire in 2019. The state NOL carry forwards will begin to expire at various dates starting in 2019.  The NOL carry forwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL carry forwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, as well as similar state tax provisions. This could limit the amount of NOLs that the Company can utilize annually to offset future taxable income or tax liabilities. The amount of the annual limitation, if any, will be determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years.

The Company's reserves related to taxes are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized. The Company recognized no material adjustment for unrecognized income tax benefits. Through June 30, 2013, the Company had no unrecognized tax benefits or related interest and penalties accrued.

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all the evidence, both positive and negative, the Company has recorded a full valuation allowance against its deferred tax assets at June 30, 2013 and 2012, respectively, because the Company's management has determined that is it more likely than not that these assets will not be fully realized.

The reconciliation of the effective income tax rate to the federal statutory rate is as follows:

	June 30,
	2013	2012	2011
Federal income tax provision at statutory rate	(34.0)%	(34.0)%	(34.0)%
Fair value - warrant liability	(2.0)%	(3.2)%	(2.8)%
Loss on settlement of warrant liabilities	1.0%	-	-
Other	(4.0)%	(0.6)%	(1.9)%
Change in valuation allowance	39.0%	37.8%	38.7%

Actual income tax provision (benefit) effective tax rate	-%	-%	-%

The principal components of deferred income tax assets consists of the following:

	June 30,
	2013	2012
Net operating loss carryforwards	$19,269,000	$17,738,000
Stock-based compensation	2,507,000	2,243,000
Other	44,000	(42,000)
	21,820,000	19,939,000
Valuation allowance	(21,820,000)	(19,939,000)
Net deferred tax asset	$-	$-